8. STOCK BASED COMPENSATION (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding, beginning
Granted	9,700,000
Forfeited	$ (2,000,000)
Exercised
Outstanding, ending	7,700,000
Exercisable	5,100,000
Weighted Average Exercise Price Outstanding, beginning
Weighted Average Exercise Price Granted	$ 0.43
Weighted Average Exercise Price Forfeited	$ (0.25)
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Outstanding, ending	$ 0.48
Weighted Average Exercise Price Exercisable	$ 0.60
Weighted Average Remaining Life Outstanding, ending	5 years 6 months
Weighted Average Remaining Life Exercisable	5 years 6 months